Commitments and Contingencies - Purchase Agreements (Details) - USD ($) $ in Thousands	Nov. 30, 2021	Sep. 30, 2021
Manufacturing And Purchase Agreement To Purchase Canned Product [ Member]
Purchase Commitment, Excluding Long-term Commitment [Line Items]
Purchase Commitment, Remaining Minimum Amount Committed		$ 2,250
Manufacturing And Purchase Agreement To Purchase Coffee Product [ Member] | Minimum
Purchase Commitment, Excluding Long-term Commitment [Line Items]
Purchase Commitment, Remaining Minimum Amount Committed	$ 8,800
Manufacturing And Purchase Agreement To Purchase Coffee Product [ Member] | Maximum
Purchase Commitment, Excluding Long-term Commitment [Line Items]
Purchase Commitment, Remaining Minimum Amount Committed	$ 10,400